Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Summary of detailed information about additional information of transactions with related parties
(a)	In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the years:

		For the year ended December 31,
	Notes	2018	2019	2020
		HK$	HK$	HK$
Underwriting services rendered to immediate holding company	(i)	—	26,420,072	—

Financial advisory services rendered to fellow subsidiaries	(i)	70,988,340	15,691,000	30,231,825

Financial advisory services rendered to a related party controlled by a director of the Company	(i)	—	—	95,513,306

Management fee paid to immediate holding company	(i)	—	150,000	150,000

Investment advisory fee paid to a fellow subsidiary	(i)	180,000	180,000	180,000

Insurance commission paid to a fellow subsidiary	(i)	57,063	84,133	105,251

Asset management services rendered to a fellow subsidiary	(i)	5,784,775	457,431	1,362

Acquisition of investment from a fellow subsidiary	(ii)(a)	72,072,000	—	—

Acquisition of investment from immediate holding company	(ii)(b)	—	—	556,161,528

Acquisition of investments from fellow subsidiaries	(ii)(c)	—	—	148,671,602

Administrative service fee paid to immediate holding company	(iii)	—	12,000,000	24,000,000

Interest income from immediate holding company	(iv)	—	17,562,104	101,159,079

Recharge from/(to) immediate holding company
—Staff costs		11,678,050	17,936,752	20,156,843
—Premises cost		9,329,432	5,300,986	14,010,263
—Office renovation		1,250,906	869,214	—
—Other operating (income)/expenses, net		(1,753,759)	9,798,649	—

	(iii)	20,504,629	33,905,601	34,167,106

Net changes in fair value on derivative financial asset entered into with a related party controlled by a director of the Company	(v)	—	1,165,220,000	321,797,949

Asset management service fee income from a related party controlled by a director of the Company	(i)	—	478,611	2,672,527

Investment banking service income from a related party controlled by a director of the Company	(i)	—	2,999,584	—

Consideration received for disposal of investments to a related party controlled by a director of the Company	(v)	—	—	972,215,580

Consideration received for settlement of derivatives contracts with a related party controlled by a director of the Company	(v)	—	—	618,682,641

Consideration received for settlement of financial asset at fair value through profit or loss by a fellow subsidiary	(ii)(c)	—	—	195,789,033

Notes:

(i)	The terms of these services were comparable to the fee and conditions offered to the major customers of the Group.

(ii) a.	The transaction represented the acquisition of ordinary shares of a listed company from its fellow subsidiary based on the market price as of December 12, 2018.

b.	The transaction represented the acquisition of ordinary shares of a fellow subsidiary from the immediate holding company based on the market price as of the date of acquisition.

c.	The transactions represented the acquisition and subsequent disposal of equity linked notes from fellow subsidiaries based on the market price as of the date of acquisition.

(iii)
During the years ended December 31, 2018 and 2019, staff costs, office renovation and other operating expenses (e.g. advertisement and promotional expense) were recharged by the immediate holding company based on the proportion of the Company’s revenue to the consolidated revenue of the immediate holding company, net of expenses incurred by the Group. Premises cost was recharged based on actual usage. Starting from the third quarter of fiscal year 2019, the immediate holding company charged a fixed service fee of HK$6,000,000 per quarter in place of recharging arrangement for certain operating expenses.

(iv)	The transaction represented the interest income carried at 2% per annum of advances to the immediate holding company which were repayable on demand.

(v)
In December 2019, the controlling person of the counterparty, with which the Group has entered into the Agreements (Note 14), was appointed as a Director to the Board of Directors of the Company. Accordingly, the counterparty became a related party of the Company. On October 27, 2020, the Agreements were novated to an external party.

Summary of detailed information about compensation of key management personnel
(c)	Compensation of key management personnel of the Group:

	For the year ended December 31,
	2018	2019	2020
	HK$	HK$	HK$

Short-term employee benefits	19,473,470	43,062,534	32,692,568
Other long-term benefit	61,428	92,700	54,745

	19,534,898	43,155,234	32,747,313